Disclosure of Components of Income Tax Expenses (Details) (Parenthetical)	6 Months Ended
Jul. 31, 2021
Australia [Member]
IfrsStatementLineItems [Line Items]
Tax rate	30.00%
New Zealand [Member]
IfrsStatementLineItems [Line Items]
Tax rate	28.00%